Derivative Instruments (Tables)	9 Months Ended
Sep. 30, 2026
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Swap Contracts
During the nine month period ended September 30, 2026, the Company terminated the following interest rate swaps:

Derivative Instrument	Date Terminated	Notional Amount	Funds Received (Paid)
Interest rate swap	January 15, 2026	$150.0 million	$1.1 million
Interest rate swap	May 6, 2026	$100.0 million	$1.6 million
Interest rate swap	May 6, 2026	$300.0 million	$1.8 million
As of September 30, 2026, the Company had derivative agreements in place to fix interest rates on a portion of the borrowings under its debt facilities with floating interest rates as summarized below:

Derivatives	Notional Amount (in millions)	Weighted Average Fixed Leg (Pay) Interest Rate	Weighted Average Remaining Term
Interest Rate Swap(1)	$1,445.5	2.45%	4.2 years
(1)    Excludes certain interest rate swaps with an effective date in a future period ("forward starting swaps"). Including these instruments will increase total notional amount by $300.0 million and increase the weighted average remaining term to 5.3 years.

Summary of Impact of Derivative Instruments on the Statement of Operations
The following table summarizes the impact of derivative instruments on the Consolidated Statements of Operations and the Consolidated Statements of Comprehensive Income on a pretax basis (in thousands):

		Three Months Ended September 30,		Nine Months Ended September 30,
	Financial statement caption	2026	2025	2026	2025
Designated Derivative Instruments
Realized (gains) losses	Interest and debt (income) expense	$(5,452)	$(8,730)	$(16,585)	$(24,807)
Unrealized (gains) losses	Comprehensive (income) loss	$(48,138)	$1,466	$(70,427)	$26,683